CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Restricted Cash
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 4: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

1.	Cash and cash equivalents:

	December 31,
	2025	2024
Cash for immediate withdrawal	$12,528	$14,068
Cash equivalents - bank deposits less than three months	55,172	55,277
Total	$67,700	$69,345

Short-term deposits at banks are for periods of up to three months. The deposits earn annual interest at the respective term of the deposits of approximately 4%.

2.	Restricted cash:

	December 31,
	2025	2024
Restricted cash - bank deposits	$251	$271